Fees Summary	Jul. 09, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,317,500.00
Previously Paid Amount
Total Fee Amount	2,192.01
Total Offset Amount
Net Fee	$ 2,192.01